Accumulated Other Comprehensive Loss - Schedule of Amounts Reclassified out of Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Class of Stock [Line Items]
Research and development, net	$ 128,705	$ 111,297	$ 100,006
Selling, general and administrative	162,590	153,901	137,342
Income before provision for income taxes	(24,724)	(29,937)	(19,941)
(Provision) benefit for income taxes	4,414	2,567	7,620
Net income	(20,310)	(27,370)	(12,321)
Software
Class of Stock [Line Items]
Cost of revenue	35,647	36,071	34,144
Software service
Class of Stock [Line Items]
Cost of revenue	44,893	45,012	51,237
Professional service and other
Class of Stock [Line Items]
Cost of revenue	51,186	80,517	83,975
Foreign currency forward contracts | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Research and development, net	960	208	(1,735)
Selling, general and administrative	674	108	(1,128)
Income before provision for income taxes	1,882	389	(3,481)
(Provision) benefit for income taxes	(246)	(39)	354
Net income	1,636	350	(3,127)
Foreign currency forward contracts | Software | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	39	54	(28)
Foreign currency forward contracts | Software service | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	117	(42)	(203)
Foreign currency forward contracts | Professional service and other | Reclassification out of Accumulated Other Comprehensive Income
Class of Stock [Line Items]
Cost of revenue	$ 92	$ 61	$ (387)